SHAREHOLDERS' EQUITY - Schedule Of Options Outstanding and Exercisable by Exercise Price (Details)	12 Months Ended
Dec. 31, 2022 shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	4,332,022
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 8 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	3,304,097
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	4 years 9 months 21 days
Share-based Payment Arrangement, Option | 0-19.97
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	452,954
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 9 months 10 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	447,308
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 8 months 8 days
Share-based Payment Arrangement, Option | 19.98-26.52
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	419,402
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	2 years 11 months 12 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	419,402
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	2 years 11 months 12 days
Share-based Payment Arrangement, Option | 26.53-55.86
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	522,936
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	3 years 11 months 12 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	517,936
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	3 years 11 months 12 days
Share-based Payment Arrangement, Option | 55.87-61.95
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	625,982
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	625,982
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	5 years 1 month 13 days
Share-based Payment Arrangement, Option | 61.96-100.6
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	404,059
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	7 years 4 months 17 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	206,163
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	5 years 4 months 20 days
Share-based Payment Arrangement, Option | 100.61-102.67
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	561,482
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	510,192
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 years 1 month 13 days
Share-based Payment Arrangement, Option | 102.68-138.62
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	492,930
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	8 years 11 months 8 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	83,109
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	8 years 2 months 8 days
Share-based Payment Arrangement, Option | 138.63-143.13
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	412,564
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	7 years 1 month 20 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	276,223
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	7 years 1 month 20 days
Share-based Payment Arrangement, Option | 143.14-259.94
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	395,888
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	8 years 1 month 6 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	182,849
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	8 years 1 month 2 days
Share-based Payment Arrangement, Option | 259.95-353.09
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	43,825
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	8 years 7 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	34,933
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	8 years 25 days